COMPREHENSIVE INCOME (LOSS)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
COMPREHENSIVE INCOME (LOSS) [Abstract]
COMPREHENSIVE INCOME (LOSS)

NOTE 8 - COMPREHENSIVE INCOME (LOSS)

Comprehensive income is comprised of net income (loss) and other comprehensive income or loss. Other comprehensive income or loss refers to revenue, expenses, gains and losses that under accounting principles generally accepted in the United States are included in comprehensive income but excluded from net income as these amounts are recorded directly as an adjustment to stockholders' equity.

Our accumulated other comprehensive income consists of unrealized gains on marketable securities available for sale of $83,000 at June 30, 2012, and $67,200 at September 30, 2011.

NOTE 14 - COMPREHENSIVE INCOME (LOSS)

Comprehensive income is comprised of net income and other comprehensive income or loss. Other comprehensive income or loss refers to revenue, expenses, gains and losses that under accounting principles generally accepted in the United States are included in comprehensive income but excluded from net income as these amounts are recorded directly as an adjustment to stockholders' equity.

Our other comprehensive income consists of unrealized gains on marketable securities available for sale of $67,200.